Intangible Assets (Details) - USD ($)	Feb. 28, 2026	May 31, 2025	May 31, 2024
DIAMIR BIOSCIENCES CORP. [Member]
Intangible Assets [Line Items]
Intangible assets	$ 197,761	$ 197,761	$ 197,761